CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 737,139	$ 106,875	¥ 586,955
Restricted cash	76,070	11,029	35,831
Short-term deposits	171,541	24,871
Short-term investments	197,058	28,571	828,867
Accounts and notes receivable from third parties (net of allowance of RMB34,385 and RMB87,563 as of December 31, 2021 and 2022, respectively)	241,652	35,036	302,336
Accounts receivable from a related party (net of allowance of RMB368 and RMB272 as of December 31, 2021 and 2022, respectively)	360,497	52,267	320,939
Other receivables from related parties (net of allowance of RMB104 and RMB19 as of December 31, 2021 and 2022, respectively)	25,021	3,628	88,367
Inventories	502,291	72,825	576,351
Prepaid expenses and other current assets	183,708	26,636	156,127
Long-term deposits-current portion			50,000
Total current assets	2,494,977	361,738	2,945,773
Non-current assets
Prepaid expenses and other non-current assets	22,856	3,314	27,321
Property, plant and equipment, net	236,432	34,279	145,993
Deferred tax assets	12,660	1,836	35,304
Intangible assets, net	13,671	1,982	12,176
Right-of-use assets, net	14,649	2,124	18,425
Land use rights, net	60,449	8,764	61,722
Long-term deposits-non-current portion	30,000	4,350	30,000
Total non-current assets	390,717	56,649	330,941
Total assets	2,885,694	418,387	3,276,714
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries ("VIEs") without recourse to the Company of RMB545,966 and RMB377,839 as of December 31, 2021 and 2022, respectively)	844,058	122,377	1,069,108
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB89,303 and RMB81,434 as of December 31, 2021 and 2022, respectively)	118,369	17,162	99,632
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB5,415 and RMB11,548 as of December 31, 2021 and 2022, respectively)	11,548	1,674	5,415
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB284,830 and RMB222,668 as of December 31, 2021 and 2022, respectively)	308,845	44,778	365,718
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB16,231 and RMB16,151 as of December 31, 2021 and 2022, respectively)	16,674	2,418	43,343
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB6,988 and RMB4,138 as of December 31, 2021 and 2022, respectively)	7,233	1,049	11,312
Long-term borrowing-current portion	20,215	2,931
Total current liabilities	1,326,942	192,389	1,594,528
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB7,558 and RMB8,245 as of December 31, 2021 and 2022, respectively)	8,245	1,196	7,558
Long-term borrowing	114,552	16,608	16,105
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB4,751 and RMB6,040 as of December 31, 2021 and 2022, respectively)	6,792	985	7,596
Total non-current liabilities	129,589	18,789	31,259
Total liabilities	1,456,531	211,178	1,625,787
Commitments and contingencies (Note 21)
Shareholders' equity
Treasury stock	(74,703)	(10,831)	(66,668)
Additional paid-in capital	1,357,397	196,804	1,337,281
Retained earnings	174,385	25,283	449,900
Accumulated other comprehensive loss	(24,335)	(3,528)	(73,120)
Total equity attributable to shareholders of Viomi Technology Co., Ltd (the "Company")	1,432,756	207,730	1,647,405
Non-controlling interests	(3,593)	(521)	3,522
Total shareholders' equity	1,429,163	207,209	1,650,927
Total liabilities and shareholders' equity	2,885,694	418,387	3,276,714
Class A Ordinary Shares
Shareholders' equity
Ordinary shares, value	6	1	6
Class B Ordinary Shares
Shareholders' equity
Ordinary shares, value	¥ 6	$ 1	¥ 6